Accrued expenses and other payables	12 Months Ended
Dec. 31, 2019
Accrued expenses and other payables
Accrued expenses and other payables

12.    Accrued expenses and other payables

		As of December 31,
		2018	2019
		RMB	RMB
Accrual for salary and bonus		52,188	36,632
Other taxes and surcharge payable		37,166	36,448
Down payments collected on behalf of secondary property sellers	(1)	4,727	301
Amounts due to franchisees	(2)	22,430	14,278
Amounts due to third party under collaborative agreements	(3)	14,050	—
Amounts due to equity method investees under collaborative agreements	(3)	34,714	—
Professional service fee		7,541	10,550
Others		252,654	240,417
Accrued expenses and other payables		425,470	338,626
(1)

These amounts were held on behalf of home purchasers in respect of their down payments made for secondary property transactions of which legal title transfer from property sellers had not yet been completed. (see note 2(h)(ii))

(2)

The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources.

These amounts as of December 31, 2018 and 2019 represent the commission received on behalf of the real estate agency companies and guarantee deposits.

(3)

For those exclusive sales contracts with Sales Commitment Arrangements as described in note 2(l), the Group either enters into Self-Commitment Arrangements with the real estate developers directly or enters into Non-Group Commitment Arrangements under tri-party agreements with the real estate developers and the Group’s equity method investees. Under both of these arrangements, the Group is responsible to render the properties sales services as specified in the exclusive sales contracts.

For Self-Commitment Arrangements, the Group is required under the project sales contracts to advance the deposits and purchase any unsold properties at the Base Transaction Price at the end of exclusive sales period. The Group would either finance the entire deposits with its own fund or by entering into separate collaborative agreements with certain funds providers (the “Self-Commitment Collaborative Agreements”) that, are either independent third parties or the Group’s equity method investees, to fully or partially fund the deposits required. The funds providers provide the Group with the funds required and requested the funds to be designated for use in a specific Self-Commitment Arrangement. Pursuant to the Self-Commitment Collaborative Agreements, the Group is required to share with the funds provider a portion of the Base Commission Income and any Sales Incentive Income earned, based on the agreed profit sharing arrangements. However, the Group does not commit or guarantee them any minimum return. Also, there is no limit on the reward that accrues to either the Group or the funds providers. The amounts of profit shared with the funds providers under the Self-Commitment Collaborative Agreements are recorded in “Cost of revenue” in the Consolidated Statements of Comprehensive Income (Loss). The funds provided by these independent third parties or equity method investees to the Company to fulfil the deposits requirement under the Self-Commitment Arrangements are recorded as “Amounts due to third parties under collaborative agreements” or “Amounts due to equity method investees under collaborative agreements”. The deposits paid by the Group to the property developers, either using entirely its own funds or combining its own funds with funds provided by funds providers, are recorded as “Deposits with real estate developers” on the Consolidated Balance Sheets. The Group has not entered into any Self-Commitment Arrangements with real estate developers from 2018 onwards, all amounts due to third parties and equity method investees under collaboration agreements were fully repaid during the year ended December 2018.

For Non-Group Commitment Arrangements, the equity method investees of the Group are obliged to pay the deposits required directly to the real estate developers and subject to the commitment to purchase any unsold properties at the Base Transaction Price at the end of exclusive sales period. No payable to the equity method investees or deposits with real estate developers were recorded on the Consolidated Balance Sheets in respect of the deposits payments or refund transactions directly made by the funds providers to property developers, as the Group is not the obligator for such deposit payments or the purchase commitment regarding the unsold properties. The Group would enter into separate collaborative agreements (the “Non-Group Collaborative Agreements”) to set out the basis of sharing of the Base Commission Income and any Sales Incentive Income earned, with the equity method investees under the Non-Group Commitment Arrangements. And the Group does not commit or guarantee them any minimum return. Also, there is no limit on the reward that accrues to either the Group or these equity method investees.

Under certain Non-Group Commitment Arrangements entered into amongst the Group, the equity method investees and real estate developers in 2019, the equity method investee (i.e. fund provider) has the option to withdraw from the arrangement by paying a penalty to the real estate developer at any time during the term of the arrangement. The withdrawal penalty is based on either not more than 10% of the total Based Transaction Price of all properties or not more than 10% of the Based Transaction Price of the unsold properties at the withdrawal date.  The Group is not responsible for the penalty payment.  Upon the withdrawal by the fund provider, the Non-Group Commitment Arrangement would be terminated and the Group would cease to have the right of exclusive sales.  The withdrawal option of the fund provider is included in all outstanding Non-Group Commitment Arrangements as of December 31, 2019.  There was no such withdrawal of the fund provider during the year ended December 31, 2019.

Although the Group is responsible to design and execute the overall sales plan as well as managing and directing its Registered Agents to facilitate the property transactions, the equity method investees do not simply provide financial resources but also participate in these processes through joint evaluation with the Group about the marketability of the specified properties and their pricing strategy. The Non-Group Collaborative Arrangements are accounted for under ASC 808 with costs incurred and revenue generated by the Group and the equity method investees reported in their respective Consolidated Statements of Comprehensive Income (Loss). Revenue earned from the real estate developer for property sales contracts with Non-Group Collaborative Agreements simultaneously entered with equity method investees are presented on a gross basis with the Base Commission Income and Sales Incentive Income recognized as “Revenue” and the amounts of profit shared with equity method investees recorded in “Cost of Revenue” in the Consolidated Statements of Comprehensive Income (Loss) as the Group is deemed to be the principal under these arrangements.

During the years ended December 31, 2018 and 2019, the Group earned Base Commission Income of RMB182,358 and RMB166,265 and Sales Incentive Income of RMB164,621 and RMB25,584 for those exclusive sales contracts with Sales Commitment Arrangements, respectively. Included in the total income earned from these Sales Commitment Arrangements during the years ended December 31, 2018 and 2019 was an amount of RMB260,235 and RMB191,849, respectively, that were related to Sales Commitment Arrangements with either Self-Commitment or Non-Group Collaborative Agreements, pursuant to which the Group shared RMB55,081 and RMB76,525 with the funds providers (including the Group’s equity method investees).